INCOME TAXES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Tax [Line Items]
Deferred tax assets	$ 336,803	$ 214,207
Offsetting presentation	(330,736)	(209,572)
Net Effect	6,067	4,635	$ 8,266
Provisions [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	5,749	6,105
Accrued Liabilities [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	7,182	10,906
Post-Employment Benefits [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	20,378	19,072
Property, Plant and Equipment [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	16,609	10,125
Impairment Provision [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	20,169	11,963
Financial Instruments [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	68,390	9,761
Tax Loss Carryforward [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	144,652	109,320
Inventories [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	12,460	5,532
Provisions for Income [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	6,631	7,443
Allowance for Doubtful Accounts [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	4,349	5,001
Intangible revaluation [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	6,044	7,651
Tax Credits [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	8,029	0
Other Deductible Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	$ 16,161	$ 11,328